Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Nov. 30, 2015	Jan. 27, 2010
Debt Instrument [Line Items]
Total Principal	$ 6,648,441	$ 6,730,132
Unamortized discount and debt issuance costs	(75,519)	(90,586)
Total debt	6,572,922	6,639,546
Less current portion	(1,299,806)	(998,591)
Long-term portion	5,273,116	5,640,955
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total Principal	$ 592,657	592,657
Interest rate	8.50%		8.50%	8.50%
Norwegian Kroner-denominated Bonds due through 2021
Debt Instrument [Line Items]
Total Principal	$ 637,395	628,257
U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Total Principal	3,583,152	3,702,997
U.S. Dollar Bonds due through 2024
Debt Instrument [Line Items]
Total Principal	462,659	466,680
Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Total Principal	230,343	219,733
Revolving Credit Facilities
Debt Instrument [Line Items]
Total Principal	$ 1,142,235	$ 1,119,808